Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings (Loss) Per Share
Basic and diluted earnings (loss) per share were calculated as follows:

	Years ended December 31
In thousands, except per share data	2012	2011	2010
Net income (loss) attributable to Pentair Ltd.	$(107,186)	$(7,450)	$184,913
Net income (loss) from continuing operations attributable to Pentair Ltd.	$(107,186)	$(7,450)	$185,539
Weighted average common shares outstanding
Basic	127,368	98,233	98,037
Dilutive impact of stock options and restricted stock awards (1)	—	—	1,257
Diluted	127,368	98,233	99,294
Earnings (loss) per common share attributable to Pentair Ltd.
Basic
Continuing operations	$(0.84)	$(0.08)	$1.89
Discontinued operations	—	—	(0.01)
Basic earnings (loss) per common share	$(0.84)	$(0.08)	$1.88
Diluted
Continuing operations	$(0.84)	$(0.08)	$1.87
Discontinued operations	—	—	(0.01)
Diluted earnings (loss) per common share	$(0.84)	$(0.08)	$1.86
Anti-dilutive stock options and restricted stock awards (2)	16,007	8,357	3,711

(1)	The incremental share impact from stock options and restricted stock awards was computed using the treasury stock method.

(2)	Stock options and restricted stock awards that were not dilutive were excluded from our calculation of diluted weighted average shares.